TRANSAMERICA FUNDS

Transamerica Capital Growth

Transamerica High Yield Bond

Transamerica High Yield ESG

Transamerica Inflation Opportunities

Transamerica Large Growth

Transamerica Large Value Opportunities

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica Short-Term Bond

Transamerica Small Cap Growth

Transamerica Small Cap Value

Supplement to the Currently Effective Class R, Class R4, Class R2 and Class I3 Shares Prospectus

and Summary Prospectuses

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The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns”:

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Transamerica Capital Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	5.80%	3/1/2022

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.49%	3/24/2017

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield ESG

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)[1]	6.17%	-2.44%	7/31/2020

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Inflation Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.90%	3/1/2014

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index are secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements. From October 27, 2023 to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index. Prior to October 27, 2023, the fund’s primary benchmark was the Bloomberg Global Inflation Linked Bond Index. This prior benchmark change was made to more accurately reflect the fund’s principal investment strategies.

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Transamerica Large Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Large Value Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the MSCI USA Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell Midcap® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Value Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.49%	3/24/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Short-Term Bond

The fund’s benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns” is amended and restated as follows:

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	4.61%	12/12/2022
ICE BofAML U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	4.63%	4.49%	12/12/2022

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. Corporate & Government 1-3 Years Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.30%	3/10/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference

June 3, 2024

3